Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Parenthetical) (Detail)	Dec. 31, 2017
Appreciation of currency real japanese yen [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	1.80%
Depreciation of currency japanese yen [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	0.40%
Depreciation of currency euro [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	0.80%
Depreciation of currency pound sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	1.60%
Appreciation of currency real sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	2.60%
Appreciation of currency real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	3.30%